FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of fair value of financial instruments [Table Text Block]
31-Dec-17

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$ 67,305	-

31-Dec-16

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$ 85,633	-

Disclosure of detailed information about foreign currency risk [Table Text Block]
December 31, 2017
Canadian dollar
Cash and cash equivalents	1,913
Accounts payable and accrued liabilities	(243,014)
Employee retention allowance	(261,138)
Total foreign currency financial assets and liabilities	(502,239)
Foreign exchange rate at December 31, 2017	0.7971
Total foreign currency financial assets and liabilities in US $	(400,334)
Impact of a 10% strengthening of the US $ on net loss	(40,033)

Disclosure of credit risk [Table Text Block]
	December 31,	December 31,
	2017	2016
Cash and cash equivalents	$20,162	$21,520
Advances receivable	$175,501	$98,352
Due from related parties	$4,518	$0
	$200,181	$119,872

Disclosure of detailed information about capital management [Table Text Block]
	December 31,	December 31,
	2017	2016
Share capital	$77,286,874	$77,048,991
Reserves	$8,219,502	$8,197,193
Deficit	$(58,650,391)	$(58,589,102)
Common share purchase warrants	$67,305	$85,633
	$26,923,290	$26,742,715